Investment Strategy - Amplify Fairlead Tactical Bitcoin ETF	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by actively managing exposure to bitcoin, adjusting allocations in response to market conditions using a tactical, systematic, technically driven investment approach. The Fund maintains exposure to bitcoin, representing approximately 70% to 150% of its net assets and may adjust that exposure based on a systematic evaluation of technical market indicators. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Fairlead Asset Management LLC (“Fairlead” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

Under normal market conditions, the Sub-Adviser selects investments in bitcoin-related instruments to achieve baseline bitcoin investment exposure of approximately 70% of the net assets of the Fund. The Sub-Adviser uses a proprietary technical model to adjust bitcoin exposure between 70% and 150% based on market signals. The proprietary model uses historical data such as price, momentum and volatility to identify changes in market direction with the primary goal of improving risk-adjusted returns relative to holding bitcoin. The Sub-Adviser increases or decreases bitcoin exposure based on technical indicators derived from price.

The bitcoin related instruments in which the Fund may invest in include exchange-traded products with direct exposure to bitcoin (“Bitcoin ETPs”), options on Bitcoin ETPs and/or on the CBOE Bitcoin U.S. ETF Index (the “Bitcoin ETP Index”) (collectively, “Bitcoin ETP Options”), and exchange-traded futures contracts on bitcoin (“Bitcoin Futures Contracts”). The Bitcoin ETPs are exchange-traded products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects to primarily invest in Bitcoin ETP Options but may invest in any bitcoin related instrument, including Bitcoin Futures Contracts, based on market conditions, liquidity considerations and efficient economic exposure to bitcoin.

Fairlead Tactical Bitcoin Model. The Sub-Adviser utilizes its model to evaluate trend conditions across multiple time horizons, including short-term, intermediate-term, and longer-term measures. The model is generally systematic and rules-based to classify market conditions into higher-conviction (“risk-on”) or lower-conviction (“risk-off”). Consistent with the model, when market conditions are supportive and trend and momentum signals indicate a favorable environment, the Sub-Adviser may increase the Fund’s bitcoin exposure above its baseline exposure. When the model suggests weakening trends, declining momentum or heightened risk, the Sub-Adviser may reduce the Fund’s bitcoin exposure towards its baseline exposure. Under favorable technical conditions, the Sub-Adviser may use leverage to increase bitcoin exposure above 100% of the Fund’s net assets, with total exposure of up to approximately 150%. Any exposure above 100% of the Fund’s net assets is expected to be obtained primarily through the use of derivatives, primarily through Bitcoin ETP Options, but with ability to use Bitcoin Futures Contracts. The use of leverage may magnify gains and losses and may increase volatility relative to bitcoin. The model also incorporates risk controls intended to limit, reduce, or prohibit higher exposure levels in certain market conditions identified as higher risk, which may cause the Sub-Adviser to maintain exposure closer to its baseline exposure.

Bitcoin ETP Options. The Fund will use Bitcoin ETP Options that reference a Bitcoin ETP or the Bitcoin ETP Index for synthetic exposure to Bitcoin ETPs. The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the price of bitcoin, as represented by the Bitcoin ETP or Bitcoin ETP Index. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETP or Bitcoin ETP Index through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the price of bitcoin experienced by the Bitcoin ETP or Bitcoin ETP Index through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the price of Bitcoin both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option (options with strike prices below the current market price of the reference asset) to synthetically participate in the upside and downside participation in the price of bitcoin, as represented by the Bitcoin ETP or Bitcoin ETP Index.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Bitcoin ETP Index and the Fund utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Bitcoin ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Bitcoin ETP and the strike price for the number of shares contemplated by the option contract.

Bitcoin Futures Contracts. Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of Bitcoin Futures Contracts, the underlying reference asset is bitcoin. Futures contracts may be physically-settled or cash settled. The only futures contracts in which the Fund invests are cash-settled Bitcoin Futures Contracts. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying reference asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess. Alternatively, if the futures contract price exceeds the value of the underlying reference asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin, the underlying futures contract at the close of the last trading day of the contract and the futures contract price as specified in the agreement. The Fund will invest indirectly, through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), in standardized, cash-settled futures contracts on bitcoin. Such futures contracts are traded on commodity exchanges registered with the Commodity Futures Trading Commission (the “CFTC”). The value of Bitcoin Futures Contracts on the CME are determined by reference to the CME CF Bitcoin Reference Rate, which provides an indication of the volume-weighted average price of bitcoin across certain trading platforms. The price of Bitcoin Futures Contracts may differ from the current market price of bitcoin. This difference, known as “futures basis,” may result in the Fund’s returns deviating from the spot price of bitcoin. When Bitcoin Futures Contracts trade at a premium to the spot price, the Fund’s investments in Bitcoin Futures Contracts may underperform a direct investment in bitcoin. See “Bitcoin Futures Risk,” “Cost of Futures Investment Risk” and “Futures/Spot Correlation Risk” below for additional information.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments that provide exposure to bitcoin. For purposes of determining compliance with this 80% investment policy, derivatives instruments will be valued at their notional value. Pursuant to Rule 35d-1 under the 1940 Act, the Fund excludes U.S. Treasuries, cash, and cash equivalents from this calculation up to the notional amount of the Fund’s derivative instruments. The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in bitcoin.

Bitcoin. Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Bitcoin ETPs. The Bitcoin ETPs are exchange-traded investment products not registered under the 1940 Act that seek to reflect the price of bitcoin by purchasing and storing bitcoin in a digital vault and issuing exchange-listed shares that correspond to the price of bitcoin it holds. Each Bitcoin ETP’s assets consist primarily of bitcoin. The Bitcoin ETPs seek to generally reflect the performance of the price of bitcoin. The Bitcoin ETPs are not investment companies registered under the 1940 Act, and the sponsors of the Bitcoin ETPs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Bitcoin ETPs. The Bitcoin ETPs are not a commodity pool for purposes of the Commodity Exchange Act, and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Bitcoin ETPs. The Fund may invest in options on any Bitcoin ETPs, including, but not limited to, iShares Bitcoin Trust ETF (“IBIT”).

iShares Bitcoin Trust ETF (“IBIT”). IBIT seeks to achieve its investment objective by holding bitcoin, with the value of the iShares Bitcoin Trust ETF’s bitcoin holdings intended to reflect the price performance of bitcoin as measured by the CF Benchmarks Index. The iShares Bitcoin Trust ETF values its bitcoin holdings based on the CF Benchmarks Index, which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms (the “Constituent Platforms”). To maintain accurate pricing, the CF Benchmarks Index aggregates the trade flow of the Constituent Platforms during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET.

The iShares Bitcoin Trust ETF is not actively managed and will not seek to sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The iShares Bitcoin Trust ETF does not use leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

The assets of the iShares Bitcoin Trust ETF consist primarily of bitcoin held by a custodian on behalf of the iShares Bitcoin Trust ETF. The Bitcoin Custodian keeps custody of all of the iShares Bitcoin Trust ETF’s bitcoin, other than that which is maintained in a Trading Balance with the Prime Execution Agent, in accounts that are required to be segregated from the assets held by the Bitcoin Custodian as principal and the assets of its other customers (the “Vault Balance”). The Bitcoin Custodian keeps all of the private keys associated with the iShares Bitcoin Trust ETF’s bitcoin held by the Bitcoin Custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the iShares Bitcoin Trust ETF’s bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the Internet, which is intended to make them more resistant to hacking.

The iShares Bitcoin Trust ETF issues and redeems Shares only in blocks of 40,000 Shares or integral multiples thereof (“Baskets”). The iShares Bitcoin Trust ETF issues and redeems Baskets only to Authorized Participants in exchange for cash. Subject to regulatory approval, these transactions may also take place in exchange for bitcoin in the future. The iShares Bitcoin Trust ETF may incur certain transaction costs when buying and selling bitcoin in connection with the creation and redemption of Baskets. These costs, which are not reflected in the iShares Bitcoin Trust ETF’s estimated annual ordinary operating expenses, affect the iShares Bitcoin Trust ETF’s performance.

The iShares Bitcoin Trust ETF pays a sponsor’s fee that accrues daily at an annualized rate of 0.25% of the net asset value of the iShares Bitcoin Trust ETF. The iShares Bitcoin Trust ETF does not hold or trade futures or swaps and is not a commodity pool. Although the iShares Bitcoin Trust ETF may fail to track the price of bitcoin precisely at any particular time, the iShares Bitcoin Trust ETF generally will be substantially invested in bitcoin, which should result in a close correspondence between the performance of bitcoin and the performance of the iShares Bitcoin Trust ETF.

The CF Benchmarks Index serves as the iShares Bitcoin Trust ETF’s reference rate for bitcoin value. The index is designed to provide a reliable and representative benchmark for the bitcoin market, incorporating trading data from multiple major cryptocurrency exchanges that meet strict criteria for inclusion. The index has been recognized by financial regulators and serves as a pricing source for various bitcoin investment products.

The iShares Bitcoin Trust ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks. The information herein regarding the iShares Bitcoin Trust ETF has been derived from publicly available sources, including the iShares Bitcoin Trust ETF’s filings with the U.S. Securities and Exchange Commission (SEC). Investors should review the iShares Bitcoin Trust ETF’s SEC filings, including its registration statement (prospectus), annual and quarterly reports, and other publicly available materials to obtain a comprehensive understanding of the iShares Bitcoin Trust ETF’s operations, risks, and financial condition. The description of the iShares Bitcoin Trust ETF’s principal investment strategies was drawn directly from its prospectus, dated July 31, 2025. You can find the iShares Bitcoin Trust ETF prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its CIK: 0001980994.

The Fund has derived all disclosures contained herein regarding IBIT from publicly available documents. None of the Fund, the Trust, the Adviser, or any of their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry with respect to such documents with regard to IBIT. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or other publicly available information regarding IBIT is accurate or complete. No assurance can be given that all events occurring prior to the date hereof, events that could affect the trading price of IBIT and, consequently, the value of the Fund’s investments, have been publicly disclosed. Subsequent disclosure of, or failure to disclose, material events concerning IBIT could affect the market value of IBIT and, accordingly, the value of the securities offered hereby. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of IBIT.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except that the Fund may invest more than 25% of its assets in investments that provide exposure to bitcoin.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments that provide exposure to bitcoin. For purposes of determining compliance with this 80% investment policy, derivatives instruments will be valued at their notional value. Pursuant to Rule 35d-1 under the 1940 Act, the Fund excludes U.S. Treasuries, cash, and cash equivalents from this calculation up to the notional amount of the Fund’s derivative instruments.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except that the Fund may invest more than 25% of its assets in investments that provide exposure to bitcoin.